Leases - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Maximum [Member]
Lessee Lease Description [Line Items]
Remaining lease term	47 years
Minimum [Member]
Lessee Lease Description [Line Items]
Remaining lease term	1 year